ACQUISITIONS AND GOODWILL	12 Months Ended
Dec. 31, 2024
ACQUISITIONS AND GOODWILL
ACQUISITIONS AND GOODWILL

8     ACQUISITIONS AND GOODWILL

Before April 1, 2024, goodwill was assigned to the Company’s sole reporting unit, which was the design, build-out and operation of data centers reporting unit. With the reorganization of reporting structure on April 1, 2024, the Company changed the composition of reporting units, representing DayOne and the remaining operations of the Company. Accordingly, goodwill was reassigned to these two reporting units, among which RMB1,190,126 was assigned to DayOne and subsequently derecognized upon Deconsolidation. There was no other movement of goodwill during the year ended December 31, 2023 and 2024.

Business Combinations

No business combinations were consummated in the years ended December 31, 2022, 2023 and 2024.

The Company settled the considerations, including contingent considerations, for the business combinations of RMB1,460,814, RMB19,888 and nil in the years ended December 31, 2022, 2023 and 2024, respectively, of which interest portions were included in operating activities’ cash flows and principal portions were included in investing or financing activities’ cash flows depending on settlements within or after three months subsequent to acquisition dates. As of December 31, 2023 and 2024, the remaining consideration payable was RMB125,457 and RMB118,730, respectively, which was recorded in other payables.

Asset Acquisitions

In 2022 to 2024, the Company consummated several acquisitions of certain target entities. These target entities did not meet the definition of a business as of the acquisition date in accordance with ASC 805 Business Combinations, and the acquisitions were accounted for as assets acquisitions. The primary assets acquired were properties self-owned or under finance leases, equipment and leasehold improvements.

In the year ended December 31, 2023 and 2024, the Company recognised additional contingent consideration of RMB100,000 and RMB100,223, respectively, for its asset acquisitions consummated in prior years upon satisfaction of certain contingent conditions. The Company settled the considerations, including contingent considerations, of RMB2,349,732, RMB241,850 and RMB85,191 for its asset acquisitions for continuing operations in the years ended December 31, 2022, 2023 and 2024, of which interest portions were included in operating activities’ cash flows and principal portions were included in investing or financing activities’ cash flows depending on settlements within or after three months subsequent to acquisition dates, respectively. As of December 31, 2023 and 2024, remaining consideration payables of RMB137,569 and RMB191,120, respectively, were recorded in other payables.